SUMMARY OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Prepaid expenses	$ 631,221	$ 798,140
Deposits	10,268	165,868
Other current assets	25,184	126,779
Total	$ 666,673	$ 1,090,787	[1]

[1]	Restatement details in Note 2